STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Share capital	Additional paid-in capital	Treasury shares at cost	Accumulated other comprehensive income (Loss)	Retained earnings
Balance at Dec. 31, 2011	$ 3,073,091	$ 774	$ 630,508	$ (1,543,886)	$ 12,650	$ 3,973,045
Excess tax benefit from stock-based compensation	11,128		11,128
Issuance of treasury shares under stock purchase plans, upon exercise of options and vesting of restricted	61,011		6,289	54,722
Treasury shares at cost	(466,164)			(466,164)
Stock-based compensation	45,287		45,287
Other comprehensive income, net of tax	1,956				1,956
Net income	620,000					620,000
Balance at Dec. 31, 2012	3,346,309	774	693,212	(1,955,328)	14,606	4,593,045
Excess tax benefit from stock-based compensation	35,345		35,345
Issuance of treasury shares under stock purchase plans, upon exercise of options and vesting of restricted	67,127		(4,752)	71,879
Treasury shares at cost	(537,829)			(537,829)
Stock-based compensation	51,112		51,112
Other comprehensive income, net of tax	(12,767)				(12,767)
Net income	652,800					652,800
Balance at Dec. 31, 2013	3,602,097	774	774,917	(2,421,278)	1,839	5,245,845
Excess tax benefit from stock-based compensation	11,669		11,669
Issuance of treasury shares under stock purchase plans, upon exercise of options and vesting of restricted	70,266		11,130	59,136
Treasury shares at cost	(764,543)			(764,543)
Stock-based compensation	61,408		61,408
Other comprehensive income, net of tax	(2,909)				(2,909)
Net income	659,571					659,571
Balance at Dec. 31, 2014	$ 3,637,559	$ 774	$ 859,124	$ (3,126,685)	$ (1,070)	$ 5,905,416